Business Combinations - Narrative (Details) $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended		6 Months Ended	10 Months Ended
	Apr. 03, 2023 USD ($) rig $ / shares shares	Jun. 30, 2023 USD ($) rig	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($) rig	Dec. 31, 2022 USD ($)	May 19, 2023 contract
Business Combination Segment Allocation [Line Items]
Number of offshore drilling units owned | rig		22		22
Number of tender-assist drilling units sold | contract						3
Share issuance costs		$ 4
Initial accounting incomplete, adjustment for financial liabilities				$ 49
Initial accounting incomplete, adjustment for current financial assets				6
Initial accounting incomplete, adjustment for non-current financial assets				1
Additional paid-in capital
Business Combination Segment Allocation [Line Items]
Share issuance costs		4
Aquadrill LLC
Business Combination Segment Allocation [Line Items]
Stock issued during period, shares, acquisitions (in shares) | shares	29,900
Consideration settled by tax withholding	$ 30
Consideration settled in cash	$ 1
Acquisition cost expensed			$ 2	8	$ 3
Seadrill share price at April 3, 2023 market close (in USD per share) | $ / shares	$ 41.62
Aquadrill LLC | Additional paid-in capital
Business Combination Segment Allocation [Line Items]
Share issuance costs		$ 4
Seadrill Limited
Business Combination Segment Allocation [Line Items]
Acquisition cost expensed			$ 3	$ 11
Aquadrill LLC | Seadrill Limited
Business Combination Segment Allocation [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	37.00%
Drillships | Aquadrill LLC
Business Combination Segment Allocation [Line Items]
Number of offshore drilling units owned | rig	4
Benign environment semi-submersible | Aquadrill LLC
Business Combination Segment Allocation [Line Items]
Number of offshore drilling units owned | rig	1
Tender-assist units | Aquadrill LLC
Business Combination Segment Allocation [Line Items]
Number of offshore drilling units owned | rig	3